Debt - Summary of Credit Agreements (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Number of vessels	5
Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 140,665	$ 561,216
Secured Debt | $85.5 Million Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	21,974
Secured Debt | $30.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	24,881
Secured Debt | $60.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	23,746
Secured Debt | $184.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	49,641
Secured Debt | $34.0 Million Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	30,536
Secured Debt | $90.0 Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 0	$ 22,340